UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (98.8%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
European Aeronautic Defense and Space Co. (Netherlands)	126,974	$5,342,012

Airlines (1.5%)
British Airways PLC (United Kingdom) (NON)	1,128,449	6,913,347
Singapore Airlines, Ltd. (Singapore)	681,000	5,881,956
		12,795,303

Automotive (5.4%)
Nissan Motor Co., Ltd. (Japan)	791,600	9,389,622
Porsche AG (Preference) (Germany)	5,251	5,008,630
Renault SA (France)	117,047	12,427,758
Suzuki Motor Corp. (Japan)	546,900	12,543,649
Toyota Motor Corp. (Japan)	130,700	7,102,810
		46,472,469

Banking (22.9%)
ABN AMRO Holding NV (Netherlands)	592,063	17,723,643
Bank of Ireland PLC (Ireland)	553,482	10,280,098
Barclays PLC (United Kingdom)	1,640,565	19,162,637
BNP Paribas SA (France)	229,771	21,310,456
Credit Agricole SA (France)	428,961	16,666,465
Daegu Bank (South Korea)	131,070	2,440,525
HBOS PLC (United Kingdom)	534,217	8,903,593
HSBC Holdings PLC (United Kingdom)	1,619,463	27,103,325
Iyo Bank Ltd. (The) (Japan)	576,000	6,183,247
KBC Groupe SA (Belgium)	107,979	11,575,997
Mizuho Financial Group, Inc. (Japan)	742	6,059,789
Pusan Bank (South Korea)	411,470	6,010,173
Royal Bank of Scotland Group PLC (United Kingdom)	684,470	22,233,939
UniCredito Italiano SpA (Italy)	1,827,970	13,237,885
United Overseas Bank, Ltd. (Singapore)	904,000	8,714,504
		197,606,276

Basic Materials (1.7%)
Teck Corp. (Canada)	69,500	4,477,604
Xstrata PLC (Switzerland)	306,270	9,895,586
		14,373,190

Broadcasting (0.7%)
Mediaset SpA (Italy)	534,258	6,283,515

Chemicals (1.9%)
Asahi Chemical Industry Co., Ltd. (Japan)	802,000	5,705,409
BASF AG (Germany)	134,157	10,499,502
		16,204,911

Commercial and Consumer Services (0.7%)
Macquarie Infrastructure Group (Australia)	2,329,185	6,315,949

Communications Equipment (0.5%)
Nokia OYJ (Finland)	213,250	4,407,195

Computers (0.6%)
Lite-On Technology Corp. (Taiwan)	3,555,000	4,923,610

Conglomerates (1.8%)
Vivendi Universal SA (France)	458,739	15,730,803

Construction (0.9%)
Aker Kvaerner ASA (Norway)	40,300	3,562,893
Holcim, Ltd. (Switzerland)	55,360	4,398,292
		7,961,185

Consumer Cyclicals (0.5%)
Sony Corp. (Japan)	92,200	4,241,839

Consumer Finance (0.5%)
Acom Co., Ltd. (Japan)	80,050	4,689,658

Consumer Goods (1.3%)
Henkel KGaA (Preference) (Germany)	52,700	6,156,066
Reckitt Benckiser PLC (United Kingdom)	142,342	5,001,459
		11,157,525

Electric Utilities (2.8%)
Chubu Electric Power, Inc. (Japan)	166,800	4,171,628
E.On AG (Germany)	134,584	14,794,617
Electric Power Development Co. (Japan)	20	633
Iberdrola SA (Spain)	170,758	5,504,282
		24,471,160

Electrical Equipment (1.5%)
Brother Industries, Ltd. (Japan)	408,000	4,459,722
Schneider Electric SA (France)	75,812	8,173,368
		12,633,090

Electronics (3.3%)
Hynix Semiconductor, Inc. (South Korea) (NON)	168,240	4,982,701
Omron Corp. (Japan)	375,700	10,766,950
Reunert, Ltd. (South Africa)	429,220	4,745,496
Samsung Electronics Co., Ltd. (South Korea)	11,656	7,538,415
		28,033,562

Energy (0.7%)
TonenGeneral Sekiyu KK (Japan)	558,000	5,663,562

Engineering & Construction (4.0%)
Daito Trust Construction Co., Ltd. (Japan)	237,900	12,385,195
Shimizu Corp. (Japan)	1,218,000	8,835,022
Skanska AB Class B (Sweden)	544,400	8,908,554
Taylor Woodrow PLC (United Kingdom)	579,255	4,058,592
		34,187,363

Financial (2.8%)
Mitsubishi UFJ Financial Group, Inc. (Japan)	610	9,270,184
Sanyo Shinpan Finance Co., Ltd. (Japan)	95,500	5,910,853
Shinhan Financial Group Co., Ltd. (South Korea)	198,480	8,825,381
		24,006,418

Food (1.6%)
Nestle SA (Switzerland)	26,287	7,786,505
Toyo Suisan Kaisha, Ltd. (Japan)	413,000	6,286,425
		14,072,930

Gaming & Lottery (0.7%)
Hilton Group PLC (United Kingdom)	904,071	6,099,249

Homebuilding (0.7%)
Barratt Developments PLC (United Kingdom)	332,769	6,111,714

Insurance (5.5%)
Axa SA (France)	236,856	8,299,813
ING Groep NV (Netherlands)	486,801	19,202,352
Swiss Re (Switzerland)	106,702	7,440,147
Zurich Financial Services AG (Switzerland) (NON)	51,835	12,150,378
		47,092,690

Investment Banking/Brokerage (4.4%)
Credit Suisse Group (Switzerland)	401,464	22,477,682

Deutsche Bank AG (Germany)	104,048	11,853,304
Spark Infrastructure Group (Australia)	4,401,951	3,674,356
		38,005,342

Manufacturing (0.9%)
NSK, Ltd. (Japan)	891,000	7,722,086

Metals (2.8%)
JFE Holdings, Inc. (Japan)	216,200	8,708,043
POSCO (South Korea)	41,417	10,606,614
Zinifex, Ltd. (Australia)	733,926	4,992,461
		24,307,118

Natural Gas Utilities (0.7%)
Tokyo Gas Co., Ltd. (Japan)	1,422,000	6,209,875

Office Equipment & Supplies (0.5%)
Canon, Inc. (Japan)	66,000	4,349,990

Oil & Gas (5.9%)
ENI SpA (Italy)	239,180	6,795,295
Norsk Hydro ASA (Norway)	71,665	9,918,880
Petroleo Brasileiro SA ADR (Brazil) (S)	30,045	2,604,000
Repsol YPF, SA (Spain)	324,440	9,201,897
Royal Dutch Shell PLC Class B (Netherlands)	354,924	11,522,997
SK Corp. (South Korea)	97,160	6,522,966
Stolt Offshore SA (United Kingdom) (NON)	246,600	3,871,685
		50,437,720

Pharmaceuticals (4.2%)
Astellas Pharma, Inc. (Japan)	119,600	4,533,058
Daiichi Sankyo Co., Ltd. (Japan)	363,000	8,254,478
Roche Holding AG (Switzerland)	30,459	4,525,137
Santen Pharmaceutical Co., Ltd. (Japan)	149,400	3,601,454
Schering AG (Germany)	69,748	7,239,410
Tanabe Seiyaku Co., Ltd. (Japan)	360,000	3,983,316
Terumo Corp. (Japan)	121,500	3,986,252
		36,123,105

Photography/Imaging (0.7%)
Konica Corp. (Japan) (NON)	438,000	5,578,746

Publishing (1.5%)
Dai Nippon Printing Co., Ltd. (Japan)	707,000	12,767,263

Retail (2.7%)
Adidas-Salomon AG (Germany)	50,106	9,902,414
Lawson, Inc. (Japan)	243,100	9,130,853
Onward Kashiyama Co., Ltd. (Japan)	238,000	4,197,269
		23,230,536

Semiconductor (0.5%)
Tokyo Electron, Ltd. (Japan)	56,400	3,884,350

Technology Services (0.6%)
Canon Sales Co., Inc. (Japan)	253,000	5,437,676

Telecommunications (4.2%)
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	383,380	8,535,572
KDDI Corp. (Japan)	990	5,289,815
Tele Norte Leste Participacoes SA ADR (Brazil)	124,632	2,078,862
Telecom Italia SpA (Italy)	1,368,144	3,985,506
Vodafone Group PLC (United Kingdom)	7,638,251	15,962,658
		35,852,413

Telephone (1.3%)
Belgacom SA (Belgium)	150,171	4,795,245
Deutsche Telekom AG (Germany)	372,411	6,272,593

		11,067,838

Tobacco (1.5%)
Japan Tobacco, Inc. (Japan)	3,759	13,182,014

Toys (1.3%)
Sankyo Co., Ltd. (Japan)	167,700	11,468,099

Total common stocks (cost $701,756,176)		$850,501,349
SHORT-TERM INVESTMENTS (3.1%)(a)
	Principal amount/
	shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006 (d)	$2,229,619	$2,224,911
Putnam Prime Money Market Fund (e)	24,217,825	24,217,825

Total short-term investments (cost $26,442,736)		$26,442,736

TOTAL INVESTMENTS

Total investments (cost $728,198,912) (b)		$876,944,085

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $144,698,760) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,527,205	$25,674,417	4/19/06	$(1,147,212)
British Pound	27,957,413	28,125,718	6/21/06	(168,305)
Canadian Dollar	59,456,468	59,251,201	4/19/06	205,267
Euro	21,786,901	21,768,707	6/21/06	18,194
Swedish Krona	9,917,312	9,878,717	6/21/06	38,595

Total				$(1,053,461)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $149,592,206) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$49,920,350	$49,260,406	06/21/06	$(659,944)
Japanese Yen	79,486,023	79,416,165	05/17/06	$(69,858)
Norwegian Krone	10,807,273	10,667,888	6/21/06	$(139,385)
Swiss Franc	10,145,669	10,247,747	06/21/06	$102,078

Total				$(767,109)

NOTES

(a) Percentages indicated are based on net assets of $861,187,621.

(b) The aggregate identified cost on a tax basis is $730,073,204, resulting in gross unrealized appreciation and depreciation of $158,910,761 and $12,039,880, respectively, or net unrealized depreciation of $146,870,881.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $2,158,914. The fund received cash collateral of $2,224,911 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $170,461 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $161,536,347 and $140,092,249, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at March 31, 2006: (as a percentage of Portfolio Value)

Australia	1.7%
Belgium	1.9
France	9.4
Germany	8.2
Greece	1.0
Ireland	1.2
Italy	3.5
Japan	28.1
Netherlands	6.1
Norway	1.5
Singapore	1.7
South Korea	5.4
Spain	1.7
Sweden	1.0
Switzerland	7.9
United Kingdom	14.3
United States	2.8
Other	2.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.0%)(a)

	Shares	Value

Advertising and Marketing Services (0.4%)
aQuantive, Inc. (NON)	88,700	$2,087,998

Aerospace and Defense (2.5%)
AAR Corp. (NON)	88,000	2,506,240
Applied Signal Technology, Inc.	54,700	1,084,701
Argon ST, Inc. (NON)	52,600	1,763,678
Armor Holdings, Inc. (NON)	42,500	2,477,325
Hexcel Corp. (NON)	61,400	1,348,958
Innovative Solutions & Support, Inc. (NON)	42,600	553,800
United Industrial Corp.	59,200	3,607,056
		13,341,758

Airlines (0.4%)
World Air Holdings, Inc. (NON)	228,600	2,244,853

Automotive (0.5%)
H&E Equipment Services, Inc. (NON)	8,070	234,998
Oshkosh Truck Corp.	39,700	2,470,928
		2,705,926

Banking (4.1%)
Bank of the Ozarks, Inc.	27,200	992,800
Capital Corporation of the West	15,000	550,800
Capital Crossing Bank (NON)	22,600	720,036
Capitol Bancorp, Ltd.	48,000	2,244,000
Center Financial Corp.	52,000	1,259,960
City Holding Co.	64,800	2,383,992
Columbia Banking Systems, Inc.	18,000	602,280
Corus Bankshares, Inc.	54,300	3,227,592
Financial Institutions, Inc.	58,100	1,097,509
First Community Bancorp	4,300	247,938
First Regional Bancorp (NON)	12,900	1,149,777
Placer Sierra Bancshares	33,300	950,715
PremierWest Bancorp	33,900	627,150
State National Bancshares, Inc.	47,100	1,283,475
Trico Bancshares	86,600	2,452,512
West Coast Bancorp	38,300	1,070,485
Western Alliance Bancorp. (NON)	25,100	932,465
		21,793,486

Biotechnology (4.5%)
Alexion Pharmaceuticals, Inc. (NON)	44,600	1,579,732
Amylin Pharmaceuticals, Inc. (NON)	69,300	3,392,235
Invitrogen Corp. (NON)	22,700	1,591,951
LifeCell Corp. (NON)	124,400	2,805,220
Medicines Co. (NON)	88,800	1,826,616
MGI Pharma, Inc. (NON)	69,100	1,209,250
Millennium Pharmaceuticals, Inc. (NON)	90,200	911,922
Molecular Devices Corp. (NON)	35,700	1,183,812
Myogen, Inc. (NON)	67,500	2,445,525
Neurocrine Biosciences, Inc. (NON)	27,500	1,774,850
Onyx Pharmaceuticals, Inc. (NON)	58,100	1,525,706
Stratagene Corp.	152,600	1,678,600
Telik, Inc. (NON)	107,300	2,077,328
		24,002,747

Building Materials (0.9%)
Drew Industries, Inc. (NON)	90,900	3,231,495
Universal Forest Products, Inc.	23,500	1,492,015
		4,723,510

Chemicals (1.3%)
CARBO Ceramics, Inc.	17,400	990,234
Pioneer Cos., Inc. (NON)	76,100	2,321,050
Tredegar Corp.	72,900	1,159,839
UAP Holding Corp.	118,800	2,554,200
		7,025,323

Coal (0.2%)
James River Coal Co. (NON)	26,600	903,602

Commercial and Consumer Services (4.9%)
Administaff, Inc.	63,600	3,457,296
Consolidated Graphics, Inc. (NON)	34,100	1,777,292
eCollege.com, Inc. (NON)	168,400	3,172,656
Escala Group, Inc. (NON)	185,100	4,847,769

Essex Corp. (NON)	81,600	1,796,832
Global Cash Access, Inc. (NON)	100,550	1,761,636
HUB Group, Inc. Class A (NON)	112,300	5,118,634
infoUSA, Inc.	152,900	1,984,642
Spherion Corp. (NON)	156,400	1,626,560
Team, Inc. (NON)	26,900	894,694
		26,438,011

Communications Equipment (2.7%)
Comtech Telecommunications Corp. (NON)	68,500	1,998,145
F5 Networks, Inc. (NON)	33,900	2,457,411
Harris Corp.	55,900	2,643,511
LoJack Corp. (NON)	159,400	3,822,412
Nice Systems, Ltd. ADR (Israel) (NON)	28,400	1,447,264
Radyne Comstream Corp. (NON)	119,500	1,908,415
		14,277,158

Computers (2.2%)
Anixter International, Inc.	28,400	1,356,952
Atheros Communications (NON)	115,300	3,019,707
Emulex Corp. (NON)	107,000	1,828,630
j2 Global Communications, Inc. (NON)	30,600	1,438,200
Neoware Systems, Inc. (NON)	42,800	1,267,736
Verint Systems, Inc. (NON)	25,700	909,009
Western Digital Corp. (NON)	116,362	2,260,914
		12,081,148

Consumer Cyclicals (0.2%)
Blue Nile, Inc. (NON)	25,700	904,383

Conglomerates (0.1%)
Napco Security Systems, Inc. (NON)	38,100	632,079

Consumer Finance (1.0%)
AmeriCredit Corp. (NON)	75,200	2,310,896
Portfolio Recovery Associates, Inc. (NON)	50,200	2,350,866
World Acceptance Corp. (NON)	31,500	863,100
		5,524,862

Consumer Goods (0.9%)
Chattem, Inc. (NON)	135,000	5,082,750

Consumer Services (1.6%)
Korn/Ferry International (NON)	86,800	1,769,852
Labor Ready, Inc. (NON)	91,400	2,189,030
Stamps.com, Inc. (NON)	26,700	941,442
ValueClick, Inc. (NON)	74,300	1,257,156
WebSide Story, Inc. (NON)	135,700	2,332,683
		8,490,163

Distribution (0.8%)
LKQ Corp. (NON)	96,000	1,997,760
MWI Veterinary Supply, Inc. (NON)	66,392	2,184,297
		4,182,057

Electric Utilities (0.6%)
Pike Electric Corp. (NON)	144,000	3,025,440

Electrical Equipment (2.8%)
American Science & Engineering, Inc. (NON)	64,900	6,061,660
China Energy Savings Technology, Inc. (F)(NON)	140,300	951,199
Rofin-Sinar Technologies, Inc. (NON)	55,300	2,993,389
WESCO International, Inc. (NON)	76,500	5,202,765
		15,209,013

Electronics (6.1%)
Avnet, Inc. (NON)	90,200	2,289,276
Axsys Technologies, Inc. (NON)	43,400	739,970
Bookham, Inc. (NON)	94,800	904,392
Genesis Microchip, Inc. (NON)	61,100	1,041,144
Ikanos Communications, Inc. (NON)	68,100	1,342,251
Itron, Inc. (NON)	47,800	2,860,830
IXYS Corp. (NON)	50,500	465,610
Komag, Inc. (NON)	82,005	3,903,438
Kulicke & Soffa Industries, Inc. (NON)	200,200	1,909,908
Mattson Technology, Inc. (NON)	312,100	3,745,200
Micrel, Inc. (NON)	189,800	2,812,836
Multi-Fineline Electronix, Inc. (NON)	37,900	2,216,771
Netlogic Microsystems, Inc. (NON)	78,600	3,239,106
Pixelplus Co., Ltd. ADR (South Korea) (NON)	92,500	1,054,500
Standard Microsystems Corp. (NON)	113,900	2,959,122
Supertex, Inc. (NON)	33,000	1,241,460
		32,725,814

Energy (5.0%)

Basic Energy Services, Inc. (NON)	11,200	333,760
Cooper Cameron Corp. (NON)	46,400	2,045,312
Core Laboratories NV (Netherlands) (NON)	37,000	1,759,350
Global Industries, Ltd. (NON)	193,500	2,803,815
Grey Wolf, Inc. (NON)	443,700	3,301,128
Helix Energy Solutions Group, Inc. (NON)	145,900	5,529,610
Hercules Offshore, Inc. (NON)	18,000	612,180
NATCO Group, Inc. (NON)	68,500	1,856,350
Oceaneering International, Inc. (NON)	59,600	3,415,080
Pride International, Inc. (NON)	74,600	2,326,028
Superior Energy Services (NON)	66,700	1,786,893
Veritas DGC, Inc. (NON)	28,700	1,302,693
		27,072,199

Energy (Oil Field) (0.8%)
Headwaters, Inc. (NON)	47,200	1,878,088
Holly Corp.	28,300	2,097,596
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	5,630	208,254
		4,183,938

Engineering & Construction (0.5%)
Eagle Materials, Inc.	46,300	2,952,088

Forest Products and Packaging (0.6%)
Silgan Holdings, Inc.	87,200	3,502,824

Health Care Services (6.6%)
AMN Healthcare Services, Inc. (NON)	103,600	1,939,392
Bioenvision, Inc. (NON)	227,200	1,619,936
Brookdale Senior Living, Inc.	27,700	1,045,675
Computer Programs & Systems, Inc.	10,767	538,350
Genesis HealthCare Corp. (NON)	80,800	3,550,352
Healthcare Services Group, Inc.	118,800	2,537,568
HealthExtras, Inc. (NON)	49,500	1,747,350
Healthspring, Inc. (NON)	9,790	182,192
Hologic, Inc. (NON)	44,700	2,474,145
Magellan Health Services, Inc. (NON)	67,500	2,731,725
Matria Healthcare, Inc. (NON)	43,100	1,636,076
National Medical Health Card Systems, Inc. (NON)	40,700	1,139,600
Odyssey Healthcare, Inc. (NON)	63,900	1,099,719
Pediatrix Medical Group, Inc. (NON)	38,500	3,951,640
Per-Se Technologies, Inc. (NON)	86,400	2,303,424
PSS World Medical, Inc. (NON)	144,342	2,784,357
Psychiatric Solutions, Inc. (NON)	58,100	1,924,853
Sierra Health Services, Inc. (NON)	58,000	2,360,600
		35,566,954

Household Furniture and Appliances (1.4%)
Conn's, Inc. (NON)	103,400	3,532,144
Genlyte Group, Inc. (The) (NON)	19,176	1,306,653
Select Comfort Corp. (NON)	63,100	2,495,605
		7,334,402

Insurance (1.2%)
FBL Financial Group, Inc. Class A	23,200	799,240
Safety Insurance Group, Inc.	40,000	1,826,400
Zenith National Insurance Corp.	75,750	3,645,848
		6,271,488

Investment Banking/Brokerage (1.2%)
Calamos Asset Management, Inc. Class A	47,000	1,757,800
GFI Group, Inc. (NON)	35,800	1,858,378
Greenhill & Co., Inc.	17,100	1,130,481
SWS Group, Inc.	57,500	1,503,625
		6,250,284

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	47,000	2,151,660

Machinery (1.5%)
Applied Industrial Technologies, Inc.	38,700	1,726,020
Bucyrus International, Inc. Class A	34,200	1,648,098
Kaydon Corp.	65,200	2,631,472
Wabtec Corp.	67,900	2,213,540
		8,219,130

Manufacturing (1.9%)
Astec Industries, Inc. (NON)	85,100	3,055,090
Blount International, Inc. (NON)	79,500	1,280,745
IDEX Corp.	26,900	1,403,373
Mobile Mini, Inc. (NON)	69,508	2,149,187
Standex International Corp.	73,400	2,323,844
		10,212,239

Medical Technology (6.4%)

Adeza Biomedical Corp. (NON)	105,800	2,235,554
American Medical Systems Holdings, Inc. (NON)	88,700	1,995,750
Atherogenics, Inc. (NON)	137,600	2,245,632
Candela Corp. (NON)	170,800	3,689,280
Dade Behring Holdings, Inc.	45,300	1,617,663
Digene Corp. (NON)	46,500	1,818,150
DJ Orthopedics, Inc. (NON)	37,000	1,471,120
Immucor, Inc. (NON)	39,700	1,138,993
Kinetic Concepts, Inc. (NON)	66,600	2,741,922
Meridian Bioscience, Inc.	57,900	1,562,142
Millipore Corp. (NON)	37,300	2,725,138
NxStage Medical, Inc. (NON)	97,800	1,254,774
OraSure Technologies, Inc. (NON)	243,200	2,504,960
Palomar Medical Technologies, Inc. (NON)	48,800	1,632,360
Serologicals Corp. (NON)	40,100	980,846
Somanetics Corp. (NON)	67,000	1,479,360
Sybron Dental Specialties, Inc. (NON)	20,000	824,800
Techne Corp. (NON)	45,700	2,748,398
		34,666,842

Metals (1.9%)
AK Steel Holding Corp. (NON)	84,500	1,267,500
Coeur d'Alene Mines Corp. (NON)	405,600	2,660,736
Gibraltar Industries, Inc.	43,400	1,278,564
Quanex Corp.	39,600	2,638,548
Steel Dynamics, Inc.	15,585	884,137
Steel Technologies, Inc.	58,700	1,426,410
		10,155,895

Oil & Gas (3.9%)
Bronco Drilling Co., Inc. (NON)	69,900	1,838,370
Callon Petroleum Co. (NON)	96,800	2,034,736
Frontier Oil Corp.	106,000	6,291,100
KCS Energy, Inc. (NON)	169,100	4,396,600
Petroleum Development Corp. (NON)	54,100	2,453,976
Todco Class A	31,200	1,229,592
Universal Compression Holdings, Inc. (NON)	29,700	1,504,899
Western Refining, Inc.	46,125	997,223
		20,746,496

Pharmaceuticals (3.6%)
Alkermes, Inc. (NON)	82,500	1,819,125
Endo Pharmaceuticals Holdings, Inc. (NON)	64,200	2,106,402
Penwest Pharmaceuticals Co. (NON)	79,200	1,717,848
Salix Pharmaceuticals, Ltd. (NON)	499,942	8,254,042
United Therapeutics Corp. (NON)	80,300	5,322,284
		19,219,701

Publishing (0.5%)
R. H. Donnelley Corp. (NON)	51,100	2,975,553

Real Estate (1.0%)
Brookfield Homes Corp.	34,777	1,803,535
Global Signal, Inc. (R)	25,400	1,249,680
LaSalle Hotel Properties (R)	55,300	2,267,300
		5,320,515

Restaurants (1.6%)
Buffalo Wild Wings, Inc. (NON)	42,900	1,783,782
Domino's Pizza, Inc.	64,700	1,847,185
Morton's Restaurant Group, Inc. (NON)	99,640	1,731,743
Papa John's International, Inc. (NON)	68,700	2,254,047
Red Robin Gourmet Burgers, Inc. (NON)	26,300	1,241,360
		8,858,117

Retail (4.6%)
Buckle, Inc. (The)	27,500	1,126,125
Coldwater Creek, Inc. (NON)	63,700	1,770,860
Dress Barn, Inc. (NON)	65,600	3,145,520
Guess ?, Inc. (NON)	79,000	3,089,690
Hibbett Sporting Goods, Inc. (NON)	61,900	2,042,081
Longs Drug Stores, Inc.	44,600	2,064,088
Pantry, Inc. (The) (NON)	113,100	7,056,309
Spartan Stores, Inc.	92,500	1,179,375
Stein Mart, Inc.	181,200	3,156,504
		24,630,552

Schools (0.3%)
Bright Horizons Family Solutions, Inc. (NON)	49,800	1,928,754

Semiconductor (2.5%)
Advanced Energy Industries, Inc. (NON)	102,400	1,446,912
Applied Films Corp. (NON)	55,600	1,080,308
Lam Research Corp. (NON)	53,800	2,313,400
Nextest Systems Corp. (NON)	78,670	1,275,241
Novellus Systems, Inc. (NON)	88,700	2,128,800
Photronics, Inc. (NON)	152,700	2,864,652

Sigmatel, Inc. (NON)	208,036	1,818,235
Trident Microsystems, Inc. (NON)	10,900	316,754
		13,244,302

Shipping (0.3%)
Kirby Corp. (NON)	25,100	1,709,561

Software (5.2%)
Ansoft Corp. (NON)	74,900	3,122,580
ANSYS, Inc. (NON)	23,800	1,288,770
Blackboard, Inc. (NON)	313,800	8,915,058
Digital Insight Corp. (NON)	46,200	1,681,680
FileNET Corp. (NON)	57,500	1,553,650
MicroStrategy, Inc. (NON)	42,500	4,474,825
Parametric Technology Corp. (NON)	111,920	1,827,654
Progress Software Corp. (NON)	72,800	2,117,752
Secure Computing Corp. (NON)	111,100	1,282,094
SSA Global Technologies, Inc. (NON)	117,100	1,877,113
		28,141,176

Staffing (0.3%)
Kforce, Inc. (NON)	129,900	1,656,225

Technology (1.1%)
ON Semiconductor Corp. (NON)	834,100	6,055,566

Technology Services (2.8%)
Covansys Corp. (NON)	108,344	1,862,433
CSG Systems International, Inc. (NON)	137,100	3,188,946
Global Payments, Inc.	68,400	3,625,884
IHS, Inc. Class A (NON)	66,000	1,805,100
MTS Systems Corp.	57,600	2,409,408
Sykes Enterprises, Inc. (NON)	147,800	2,095,804
		14,987,575

Telecommunications (1.1%)
Brightpoint, Inc. (NON)	77,500	2,407,150
Commonwealth Telephone Enterprises, Inc.	52,600	1,812,070
NII Holdings, Inc. (NON)	31,500	1,857,555
		6,076,775

Textiles (0.3%)
K-Swiss, Inc. Class A	8,400	253,176
Wolverine World Wide, Inc.	56,600	1,252,558
		1,505,734

Toys (1.0%)
Jakks Pacific, Inc. (NON)	199,500	5,334,629

Transportation (0.6%)
Hornbeck Offshore Services, Inc. (NON)	85,900	3,098,413

Transportation Services (0.2%)
Dynamex, Inc. (NON)	60,100	1,161,132

Total common stocks (cost $428,603,540)		$532,592,800

SHORT-TERM INVESTMENTS (2.0%)(a) (cost $10,718,816)

	Shares	Value

Putnam Prime Money Market Fund (e)	10,718,816	$10,718,816

TOTAL INVESTMENTS
Total investments (cost $439,322,356) (b)		$543,311,616

NOTES

(a) Percentages indicated are based on net assets of $537,904,738.

(b) The aggregate identified cost on a tax basis is $440,259,812, resulting in gross unrealized appreciation and depreciation of $112,608,743 and $9,556,939, respectively, or net unrealized appreciation of $103,051,804.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $271,717 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $239,990,978 and $233,338,167, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2006, liquid assets totaling $902,100 have been designated as collateral for open forward commitments.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006